13F-HR
13-F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2010

Check here if Amendment  [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this
Report:

Name:       Belden and Associates
Address:    650 California Street, 24th Floor
            San Francisco, CA  94108

13F File Number:  028-11565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:             Louis deK. Belden
Title:            President
Phone:            415-677-1400
Signature, Place and Date of Signing:
Louis deK. Belden San Francisco, CA     September 30, 2010

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES AND EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total: $66,732

List of Other Included Managers:

                         TITLE               VALUE         SHARES    SH/    PU/    INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER          OF CLASS    CUSIP   (X$1000)       PRN AMT   PRN    CALL   DISCRETN   MANAGERS   SOLE      SHARED  OTHER
ADVANCE AUTO PARTS         CO    00751y10    758            12,925    SH             SOLE                0         0       12925
AFLAC INC                  CO    00105510    1,230          23,781    SH             SOLE                0         0       23781

AIR PRODUCTS AND           CO    00915810    1,090          13,161    SH             SOLE                0         0       13161

AUTOMATIC DATA             CO    05301510    1,494          35,542    SH             SOLE                0         0       35542
BANK OF NEW YORK           CO    06405810    640            24,475    SH             SOLE                0         0       24475

BECTON DICKINSON           CO    07588710    2,020          27,263    SH             SOLE                0         0       27263

BEST BUY                   CO    08651610    1,133          27,743    SH             SOLE                0         0       27743
BOEING COMPANY             CO    09702310    1,622          24,375    SH             SOLE                0         0       24375

BP PLC ADR                 CO    05562210    675            16,396    SH             SOLE                0         0       16396

BRISTOL-MYERS              CO    11012210    1,331          49,080    SH             SOLE                0         0       49080
CHEVRON CORP               CO    16676410    3,180          39,230    SH             SOLE                0         0       39230

CORNING INC                CO    21935010    753            41,175    SH             SOLE                0         0       41175

COSTCO WHOLESALE           CO    22160k10    1,354          21,000    SH             SOLE                0         0       21000
DIONEX INC                 CO    25454610    1,005          11,624    SH             SOLE                0         0       11624

EMERSON ELECTRIC           CO    29101110    3,070          58,307    SH             SOLE                0         0       58307

EXPEDITORS                 CO    30213010    682            14,760    SH             SOLE                0         0       14760
EXXON MOBIL                CO    30231g10    3,520          56,964    SH             SOLE                0         0       56964

FEDEX CORP                 CO    31428x10    1,430          16,725    SH             SOLE                0         0       16725

GENERAL ELECTRIC           CO    36960410    3,227          198,585   SH             SOLE                0         0       198585
HEWLETT PACKARD            CO    42823610    2,349          55,831    SH             SOLE                0         0       55831

HOME DEPOT                 CO    43707610    699            22,060    SH             SOLE                0         0       22060

ILLINOIS TOOL              CO    45230810    1,381          29,360    SH             SOLE                0         0       29360
INTEL CORP                 CO    45814010    445            23,202    SH             SOLE                0         0       23202

INTERNATIONAL              CO    45920010    3,579          26,683    SH             SOLE                0         0       26683

J CREW GROUP INC           CO    46612H40    369            10,980    SH             SOLE                0         0       10980
JACOBS                     CO    46981410    425            10,990    SH             SOLE                0         0       10990

JOHNSON AND                CO    47816010    4,043          65,244    SH             SOLE                0         0       65244

JPMORGAN CHASE             CO    46625h10    519            13,638    SH             SOLE                0         0       13638
MERCK & COMPANY            CO    58933110    422            11,452    SH             SOLE                0         0       11452

MICROSOFT CORP             CO    59491810    1,462          59,685    SH             SOLE                0         0       59685

NESTLE S A ADR             CO    64106940    1,300          24,337    SH             SOLE                0         0       24337
NOKIA CORP ADR             CO    65490220    262            26,150    SH             SOLE                0         0       26150

NOVARTIS ADS               CO    66987V10    1,369          23,737    SH             SOLE                0         0       23737
PFIZER INC                 CO    71708110    2,640          153,728   SH             SOLE                0         0       153728

PROCTER & GAMBLE           CO    74271810    3,682          61,396    SH             SOLE                0         0       61396
ROCHE HOLDING ADR          CO    77119510    1,447          42,400    SH             SOLE                0         0       42400

STRYKER CORP               CO    86366710    1,070          21,375    SH             SOLE                0         0       21375

SYSCO CORP                 CO    87182910    1,448          50,755    SH             SOLE                0         0       50755
UNITED TECHNOLOGIES        CO    91301710    1,613          22,640    SH             SOLE                0         0       22640

UNITEDHEALTH               CO    91324p10    409            11,645    SH             SOLE                0         0       11645

WALGREEN                   CO    93142210    2,632          78,556    SH             SOLE                0         0       78556
WELLPOINT INC              CO    94973v107   721            12,735    SH             SOLE                0         0       12735

YUM BRANDS                 CO    98849810    2,235          48,515    SH             SOLE                0         0       48515
